Commitments and Contingencies - Operating Leases (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 01, 2015	Jun. 30, 2017	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2016	Mar. 31, 2017
Commitments and Contingencies
Cash deposits under non-cancelable sub-lease agreement	$ 122,163
Security deposit under non-cancelable sub-lease agreement	29,539
Future minimum lease payments under non-cancellable operating leases
2017 - April through December						$ 273,365
2018					$ 363,486	245,327
Total minimum lease payments					608,813	$ 518,692
Other assets
Commitments and Contingencies
Prepayment of last three months lease payments	$ 92,623
General and administrative expense
Commitments and Contingencies
Rent expense under non-cancelable operating lease		$ 90,278	$ 90,278	$ 180,557	$ 361,114